SUBSEQUENT EVENT (Details Textual) (Subsequent Event [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Subsequent Event [Line Items]
Stock Repurchase Program, Authorized Amount	$ 3,000
Minimum [Member]
Subsequent Event [Line Items]
Stock Repurchase Program, Authorized Amount	10,000
Maximum [Member]
Subsequent Event [Line Items]
Stock Repurchase Program, Authorized Amount	$ 15,000